ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Deposit related to new home transaction services	648,443	1,267,752
Deposit related to franchise services	1,078,395	956,121
Deposit related to home renovation and furnishing service	—	292,361
Other tax payables	362,819	272,610
Payable related to escrow accounts services (i)	187,605	116,025
Deferred guarantee revenue	31,246	32,618
Payable related to business combination (ii)	360,080	—
Others	782,609	1,180,581
Total	3,451,197	4,118,068
(i)	Payable related to escrow accounts services refers to escrow payments such as deposits, down payments and other payments collected from the property buyers on behalf of and payable to the property sellers. The escrow payments will be paid to property sellers according to the payment schedule of the property purchase agreement agreed by both parties.
(ii)	As of December 31, 2021, payable related to business combination mainly consisted of cash consideration payable in relation to the purchase of equity investment in Shengdu in December 2021 (Note 23). As of December 31, 2022, considerations for the Shengdu acquisition has been settled.